CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,432	$ 6,031	¥ 20,284
Prepaid expenses and other current assets, net	56,226	8,823	125,344
Total current assets	483,958	75,944	565,811
Non-current assets:
Long term investments	30,148	4,731	30,148
Total non-current assets	552,538	86,706	746,602
TOTAL ASSETS	1,036,496	162,650	1,312,413
Current liabilities:
Accrued employee benefits	27,793	4,361	30,883
Accrued expenses and other payables	130,281	20,444	94,995
Total current liabilities	1,680,645	263,730	1,916,316
Total liabilities	1,727,039	271,010	1,986,911
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	338	44	338
Additional paid-in capital	1,581,771	248,214	1,581,684
Treasury stock	(15,332)	(2,406)	(15,332)
Statutory reserves	1,326	208	1,326
Accumulated deficit	(2,239,219)	(351,382)	(2,224,747)
Accumulated other comprehensive loss	(14,273)	(2,229)	(12,402)
Total shareholder's deficit	(690,543)	(108,360)	(674,498)		¥ (589,777)	¥ (539,978)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	1,036,496	162,650	1,312,413
Parent
Current assets:
Cash and cash equivalents	740	116	757	$ 119		¥ 880	¥ 8,455
Prepaid expenses and other current assets, net	1,297	204	1,328
Total current assets	2,037	320	2,086
Non-current assets:
Long term investments	20,045	3,145	20,045
Investments in subsidiaries and consolidated VIEs	(703,779)	(110,438)	(686,847)
Total non-current assets	(683,734)	(107,293)	(666,802)
TOTAL ASSETS	(681,697)	(106,973)	(664,716)
Current liabilities:
Accrued employee benefits	1,415	222	1,449
Accrued expenses and other payables	2,277	357	2,968
Total current liabilities	3,692	579	4,417
Total liabilities	3,692	579	4,417
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	338	44	338
Additional paid-in capital	1,581,771	248,214	1,581,684
Treasury stock	(15,332)	(2,406)	(15,332)
Statutory reserves	1,326	208	1,326
Accumulated deficit	(2,239,219)	(351,382)	(2,224,747)
Accumulated other comprehensive loss	(14,273)	(2,229)	(12,402)
Total shareholder's deficit	(685,389)	(107,551)	(669,133)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	¥ (681,697)	$ (106,973)	¥ (664,716)